UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2008

Check here if Amendment: ____; Amendment Number:  _____
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Falcon Point Capital, LLC
Address:  Two Embarcadero Center, Suite 1300
          San Francisco, CA  94111

Form 13F File Number:    28-4994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James A. Bitzer
Title:    Senior Managing Director
Phone:    415-782-9600
Signature, Place and Date of Signing:
     James A. Bitzer          San Francisco, CA   November 12, 2008
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      98

Form 13F Information Table Value Total:      $ 57,105 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.
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
NAME OF ISSUER           TITLE  CUSIP      VALUE X1000   SHARES            INV.  OTHE  VOTING
                         OF                                                DISC  R     AUTH
                         CLASS                                             .     MGR
                                                                                       SOLE
ADC Telecommunications,  COM    000886309            341       40,301 SH   Sole            40,301
Inc.
AMN Healthcare           COM    001744101            527       29,998 SH   Sole            29,998
Services, Inc.
AMR Corp.                COM    001765106            450       45,810 SH   Sole            45,810
Affiliated Computer      COM    008190100            812       16,039 SH   Sole            16,039
Services,
Affiliated Managers      COM    008252108            597        7,207 SH   Sole             7,207
Group
Alliance Data Systems    COM    018581108          1,272       20,077 SH   Sole            20,077
Apollo Group Inc.        COM    037604105            591        9,970 SH   Sole             9,970
Argon ST INC             COM    040149106            315       13,405 SH   Sole            13,405
Barrick Gold Corp        COM    067901108            350        9,520 SH   Sole             9,520
Bluephoenix Solutions    COM    m20157109            289       81,986 SH   Sole            81,986
Ltd
Broadcom                 COM    111320107            825       44,268 SH   Sole            44,268
Cellcom Israel Ltd       COM    M2196U109            600       19,971 SH   Sole            19,971
Chicago Bridge & Iron-   COM    167250109            573       29,799 SH   Sole            29,799
NY SHR
China Direct Inc         COM    169384203            248       58,881 SH   Sole            58,881
China Finance Online Co- COM    169379104            165       14,290 SH   Sole            14,290
ADR
China Security &         COM    16942J105            941       67,772 SH   Sole            67,772
Surveillance
China.com Corporation    COM    g2022L106            132       72,956 SH   Sole            72,956
City Telecom (HK) Ltd    COM    178677209            218       69,323 SH   Sole            69,323
ADR
Cogo Group Inc.          COM    192448108            373       70,749 SH   Sole            70,749
Comverse Technology      COM    205862402            191       20,000 SH   Sole            20,000
Inc.
Conceptus Inc            COM    206016107            282       16,979 SH   Sole            16,979
Corning                  COM    219350105            566       36,160 SH   Sole            36,160
Crown Holdings Inc.      COM    228368106            856       38,521 SH   Sole            38,521
Cybersource Corp.        COM    23251j106          1,026       63,697 SH   Sole            63,697
Devry, Inc.              COM    251893103            443        8,938 SH   Sole             8,938
Digital River Inc        COM    25388b104            401       12,387 SH   Sole            12,387
Durect Corp.             COM    266605104          1,668      297,790 SH   Sole           297,790
EMC Corp                 COM    268648102            400       33,480 SH   Sole            33,480
Ebix Inc                 COM    278715206            452        4,809 SH   Sole             4,809
Enersys                  COM    29275y102          1,286       65,229 SH   Sole            65,229
Equinix Inc              COM    29444u502            565        8,130 SH   Sole             8,130
Family Dollar Store,     COM    307000109            307       12,970 SH   Sole            12,970
Inc.
Flir Systems             COM    302445101          1,125       29,278 SH   Sole            29,278
Gilead                   COM    375558103            774       16,966 SH   Sole            16,966
Goldman Sachs Group Inc  COM    38141g104            356        2,780 SH   Sole             2,780
Harmonic, Inc.           COM    413160102            412       48,771 SH   Sole            48,771
Hub Group, Inc.          COM    443320106            517       13,741 SH   Sole            13,741
ITT Educational          COM    45068b109            226        2,790 SH   Sole             2,790
Services, Inc.
Icon PLC - Sponsored     COM    45103t107            975       25,480 SH   Sole            25,480
ADR
Infinera Corp            COM    45667g103            464       48,578 SH   Sole            48,578
Informatica Corp.        COM    45666q102            239       18,400 SH   Sole            18,400
Interdigital Inc.        COM    45867g101            349       14,521 SH   Sole            14,521
Intermap Technologies    COM    458977204            216       83,774 SH   Sole            83,774
Corp
Internap Networks        COM    45885a300            357      102,476 SH   Sole           102,476
Itron                    COM    465741106            367        4,149 SH   Sole             4,149
JB Hunt Transportation   COM    445658107            500       14,974 SH   Sole            14,974
Jack In The Box Inc.     COM    466367109            361       17,096 SH   Sole            17,096
Landstar                 COM    515098101            406        9,222 SH   Sole             9,222
Marchex Inc.             COM    56624r108            410       39,861 SH   Sole            39,861
Marvell Technology       COM    g5876h105            540       58,020 SH   Sole            58,020
MetroPCS                 COM    591708102            464       33,140 SH   Sole            33,140
Communications, Inc.
Mid-America Apartment    COM    59522J103            716       14,570 SH   Sole            14,570
Communit
Mpower Communications    COM    609839105            357       20,560 SH   Sole            20,560
Neutral Tandem, Inc.     COM    64128B108            826       44,563 SH   Sole            44,563
Nokia Corporation        COM    654902204            545       29,210 SH   Sole            29,210
Otelco Inc.              COM    688823202          1,075       80,874 SH   Sole            80,874
Panera Bread Company     COM    69840w108            374        7,340 SH   Sole             7,340
Peabody Energy Corp      COM    704549104            267        5,930 SH   Sole             5,930
Perfect World Co         COM    71372u104            503       22,405 SH   Sole            22,405
Photon Dynamics Inc      COM    719364101            483       31,491 SH   Sole            31,491
Qualcomm Inc.            COM    747525103          1,201       27,951 SH   Sole            27,951
Regional Bank Holder's   COM    75902e100            461        4,300 SH   Sole             4,300
Trust
Renasola Ltd             COM    75971t103            298       28,370 SH   Sole            28,370
Rightnow Technologies,   COM    76657r106            209       16,622 SH   Sole            16,622
Inc.
Ross Stores              COM    778296103            278        7,560 SH   Sole             7,560
Smith Micro Software     COM    832154108            732      103,048 SH   Sole           103,048
Spansion Inc             COM    84649r101            147       94,570 SH   Sole            94,570
Techne Corp              COM    878377100            417        5,781 SH   Sole             5,781
The Financial SPDR       COM    81369y605            498       25,050 SH   Sole            25,050
Transocean Inc           COM    g90073100            423        3,854 SH   Sole             3,854
UTI Worldwide            COM    G87210103            520       30,540 SH   Sole            30,540
United Online Inc        COM    911268100            295       31,351 SH   Sole            31,351
Urban Outfitters Inc.    COM    917047102            504       15,807 SH   Sole            15,807
Urstadt Biddle           COM    917286205            964       51,440 SH   Sole            51,440
Properties
Valero Energy Corp.      COM    91913Y100            408       13,480 SH   Sole            13,480
Visa Inc - Class A       COM    92826c839            452        7,356 SH   Sole             7,356
Shares
Xinhua Finance Media     COM    983982109            196      147,594 SH   Sole           147,594
Ltd - ADR
Bank of America 8.2%     PRD    060505765            341       15,000 SH   Sole            15,000
JPMorgan Chase 8.625%    PRD    46625H621            280       11,220 SH   Sole            11,220
Lasalle Hotel            PRD    517942504            862       50,000 SH   Sole            50,000
Properties Prefe
Agere Systems  12/15/09  CVBOND 00845VAA8          1,010    1,000,000 PRN  Sole         1,000,000
6.50%
Charles River 2.875%     CVBOND 159852AA0            679      750,000 PRN  Sole           750,000
6/15/34
Curagen Corp 4% due      CVBOND 23126RAE1            888    1,034,000 PRN  Sole         1,034,000
2/15/2011
Hercules II 6/30/29      CVBOND 427056BC9          1,176    1,769,000 PRN  Sole         1,769,000
6.5%
Level 3 Comm Inc. 6%     CVBOND 52729NAS9            875    1,000,000 PRN  Sole         1,000,000
due 3/15/
NII Holdings 2.75%       CVBOND 62913FAF9            495      500,000 PRN  Sole           500,000
NII Holdings 3.125%      CVBOND 62913FAJ1            555      750,000 PRN  Sole           750,000
Providence Service 6.5%  CVBOND 743815AB8            584    1,000,000 PRN  Sole         1,000,000
due 5/
Richardson Electronics   CVBOND 763165AD9          1,069    1,425,000 PRN  Sole         1,425,000
7 3/4%
Sonic Automotive 5.25%   CVBOND 83545GAE2            965    1,000,000 PRN  Sole         1,000,000
Standard Motor Products  CVBOND 853666AB1            889    1,000,000 PRN  Sole         1,000,000
6.75%
Carriage Service Cap     CVPFD  14444t309            939       30,125 SH   Sole            30,125
Continental Air 6%       CVPFD  210796306            776       30,000 SH   Sole            30,000
11/15/30
Crown Castle Int Pfd     CVPFD  228227401          1,007       23,700 SH   Sole            23,700
6.25% due
Felcor Lodging           CVPFD  31430f200            590       48,200 SH   Sole            48,200
Newell Rubbermaid QUIPS  CVPFD  651195307          1,165       30,200 SH   Sole            30,200
Quadramed Corp 5.5%      CVPFD  74730W408          1,072       55,000 SH   Sole            55,000
United Rentals 6.5%      CVPFD  91136h306            620       28,166 SH   Sole            28,166
8/1/28


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